ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2017 and 2016 are as follows:

	Issued		Outstanding
	2017	2016	2017	2016

Series 20	3,866,700	3,866,700	3,833,200	3,843,500
Series 21	1,892,700	1,892,700	1,879,500	1,881,000
Series 22	2,564,400	2,564,400	2,557,045	2,559,800
Series 23	3,336,727	3,336,727	3,314,827	3,323,327
Series 24	2,169,878	2,169,878	2,154,253	2,158,878
Series 25	3,026,109	3,026,109	3,016,809	3,020,309
Series 26	3,995,900	3,995,900	3,977,000	3,983,600
Series 27	2,460,700	2,460,700	2,446,400	2,453,500
Series 28	4,000,738	4,000,738	3,990,738	3,994,238
Series 29	3,991,800	3,991,800	3,965,300	3,980,400
Series 30	2,651,000	2,651,000	2,631,000	2,636,000
Series 31	4,417,857	4,417,857	4,395,557	4,396,557
Series 32	4,754,198	4,754,198	4,740,198	4,740,698
Series 33	2,636,533	2,636,533	2,626,533	2,628,033
Series 34	3,529,319	3,529,319	3,517,419	3,523,019
Series 35	3,300,463	3,300,463	3,288,363	3,293,763
Series 36	2,106,838	2,106,838	2,095,704	2,098,204
Series 37	2,512,500	2,512,500	2,495,600	2,507,500
Series 38	2,543,100	2,543,100	2,540,100	2,540,100
Series 39	2,292,151	2,292,151	2,288,351	2,290,151
Series 40	2,630,256	2,630,256	2,622,756	2,623,756
Series 41	2,891,626	2,891,626	2,884,126	2,891,626
Series 42	2,744,262	2,744,262	2,736,262	2,736,262
Series 43	3,637,987	3,637,987	3,632,487	3,637,987
Series 44	2,701,973	2,701,973	2,699,473	2,699,973
Series 45	4,014,367	4,014,367	4,009,667	4,014,367
Series 46	2,980,998	2,980,998	2,971,998	2,971,998

	83,651,080	83,651,080	83,310,666	83,428,546

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2017 and 2016 are as follows:

	2017	2016

Series 20	3,840,925	3,854,150
Series 21	1,880,625	1,886,400
Series 22	2,559,111	2,560,550
Series 23	3,321,202	3,330,752
Series 24	2,157,722	2,161,503
Series 25	3,019,434	3,023,459
Series 26	3,981,950	3,988,925
Series 27	2,451,725	2,458,150
Series 28	3,993,363	3,997,613
Series 29	3,976,625	3,987,225
Series 30	2,634,750	2,641,250
Series 31	4,396,307	4,406,457
Series 32	4,740,573	4,746,323
Series 33	2,627,658	2,633,658
Series 34	3,521,619	3,523,169
Series 35	3,292,413	3,295,263
Series 36	2,097,579	2,101,429
Series 37	2,504,525	2,511,250
Series 38	2,540,100	2,542,350
Series 39	2,289,701	2,290,901
Series 40	2,623,506	2,627,506
Series 41	2,889,751	2,891,626
Series 42	2,736,262	2,742,262
Series 43	3,636,612	3,637,987
Series 44	2,699,848	2,701,473
Series 45	4,013,192	4,014,367
Series 46	2,971,998	2,977,998

	83,399,076	83,533,996